Annual Total Returns - Fidelity® MSCI Real Estate Index ETF [BarChart] - 09.30 Fidelity MSCI Sector ETFs Combo PRO-11 - Fidelity® MSCI Real Estate Index ETF	Nov. 29, 2021
Bar Chart Table:
Annual Return, Inception Date	Feb. 02, 2015
Fidelity MSCI Real Estate Index ETF-Default
Bar Chart Table:
Annual Return 2016	8.06%
Annual Return 2017	8.92%
Annual Return 2018	(4.50%)
Annual Return 2019	28.87%
Annual Return 2020	(4.91%)